Derivative Warrant Liabilities (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Derivative Warrant Liabilities (Details) [Line Items]
Warrant issued	14,900,000
Warrants exercise price	$ 11.5
Class of warrant or right, minimum threshold written notice period for redemption of warrants	30 days
Common stock issued per warrant exercised (in shares)	1
Warrants term	5 years
Maximum threshold period for registration statement to become effective after closing date	60 days
Derivative warrant liabilities	$ 28,000
Fair value adjustments on derivative warrant liabilities	$ 10,275	$ 0
Private Placement Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Warrant issued	6,300,000
Fair value adjustments on derivative warrant liabilities	$ 4,300
Redemption of Warrants When Price Per Share of Class Common Stock Equals or Exceeds1000 [Member] | Private Placement Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Redemption of warrants or rights, stock price trigger (in dollars per share)	$ 10
Threshold trading days	10 days
Public Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Warrant issued	8,600,000
Fair value adjustments on derivative warrant liabilities	$ 5,900
Public Warrants [Member] | Redemption of Warrants When Price Per Share of Class Common Stock Equals or Exceeds1800 [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Class of warrant or right, minimum threshold written notice period for redemption of warrants	30 days
Redemption of warrants or rights, stock price trigger (in dollars per share)	$ 18
Redemption price (in dollars per share)	$ 0.01
Threshold trading days	20 days
Threshold consecutive trading days	30 days
Public Warrants [Member] | Redemption of Warrants When Price Per Share of Class Common Stock Equals or Exceeds1000 [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Class of warrant or right, minimum threshold written notice period for redemption of warrants	30 days
Redemption of warrants or rights, stock price trigger (in dollars per share)	$ 10
Redemption price (in dollars per share)	$ 0.1
Threshold trading days	20 days
Threshold consecutive trading days	30 days
Threshold trading days following the date on which the notice of redemption is sent	10 days
Common stock issued per warrant exercised (in shares)	0.361